Segment information - Summary of Operating Segments (Parenthetical) (Detail) - 12 months ended Mar. 31, 2023 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure of operating segments [abstract]
Loss on account of modification of contractual cash flows	₨ 1,277	$ 16